Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Transition Adjustment of ASU 2023-02
Table 1.1 presents the transition adjustments recorded upon the adoption of ASU 2023-02 as of January 1, 2024.
Table 1.1: Transition Adjustment of ASU 2023-02

(in millions)	Dec 31, 2023	Transition adjustment upon adoption	Jan 1, 2024
Selected Balance Sheet Data
Equity securities	$57,336	1,700	59,036
Other assets	78,815	548	79,363
Accrued expenses and other liabilities	71,210	7,333	78,543
Long-term debt	207,588	(4,927)	202,661
Retained earnings	201,136	(158)	200,978

Key Economic Variables	See Table 1.2 for key economic variables used for our loan portfolios.
Table 1.2: Key Economic Variables

Loan Portfolio	Key economic variables
Total commercial	• Gross domestic product • Commercial real estate asset prices, where applicable • Unemployment rate
Residential mortgage	• Home price index • Unemployment rate
Other consumer (including credit card, auto, and other consumer)	• Unemployment rate